Trading securities and financial assets measured at FVIS (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Trading securities and financial assets measured at FVIS
Trading securities	$ 12,946	$ 15,019
Reverse repurchase agreements	8,988	2,937
Other financial assets measured at FVIS	2,398	3,145
Total trading securities and financial assets measured at FVIS	24,332	21,101
Government and semi-government debt securities
Trading securities and financial assets measured at FVIS
Trading securities	7,026	11,432
Other debt securities
Trading securities and financial assets measured at FVIS
Trading securities	5,173	3,064
Other financial assets measured at FVIS	2,391	3,038
Equity securities
Trading securities and financial assets measured at FVIS
Trading securities		3
Other financial assets measured at FVIS	7	107
Other
Trading securities and financial assets measured at FVIS
Trading securities	747	520
Parent Entity
Trading securities and financial assets measured at FVIS
Trading securities	11,081	13,018
Reverse repurchase agreements	8,988	2,763
Other financial assets measured at FVIS	2,348	2,998
Total trading securities and financial assets measured at FVIS	22,417	18,779
Parent Entity | Government and semi-government debt securities
Trading securities and financial assets measured at FVIS
Trading securities	6,159	9,535
Parent Entity | Other debt securities
Trading securities and financial assets measured at FVIS
Trading securities	4,175	2,960
Other financial assets measured at FVIS	2,342	2,975
Parent Entity | Equity securities
Trading securities and financial assets measured at FVIS
Trading securities		3
Other financial assets measured at FVIS	6	23
Parent Entity | Other
Trading securities and financial assets measured at FVIS
Trading securities	$ 747	$ 520